Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance, beginning of year	$ 3,170	$ 3,324
Impact of foreign exchange changes	(60)	(154)
Balance, end of year	$ 3,110	$ 3,170